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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [X]; Amendment Number: 1

         This Amendment (Check only one.):       [X] is a restatement. (1)

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Assistant General Counsel
Phone:            212-320-5531

Signature, Place, and Date of Signing:
/s/ Jodye M. Anzalotta                           New York, New York                           April 17, 2007
---------------------------                ----------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

(1) This amendment restates the entry for Jetblue Airways Corp.


                                                            Soros Fund Management LLC
                                                           Form 13F Information Table
                                                           Quarter ended June 30, 2006

                                                                                      Investment Discretion       Voting Authority
                                                        Fair Market Shares or  SH/
                                                Cusip      Value     Principal PRN Put/     Shared- Shared- Other
Issuer                      Title of Class      Number (in thousands)  Amount     Call Sole Defined Other   Mngrs   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP               COM           477143101  $124,223   10,232,543 SH       X                     1       X
------------------------------------------------------------------------------------------------------------------------------------

